Document and Entity Information	May 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 29, 2025
Entity Registrant Name	enCore Energy Corp.
Entity Incorporation State Country Code	A1
Entity File Number	001-41489
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	5950 Berkshire Lane
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	361
Local Phone Number	239-5449
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	EU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001500881